Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last two completed fiscal years. In determining the “compensation actually paid” to our named executive officers in the table below, we are required to make various adjustments to amounts reported in the Summary Compensation Table for this year and in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The “compensation actually paid” data reflected in the table below may not reflect amounts actually realized by our named executive officers. For information concerning the decisions made by our Compensation Committee with respect to compensation for the named executive officers for each fiscal year, please see the disclosure under “Determination of Compensation” above and the other narrative disclosure under the “Executive Compensation” section of this Proxy Statement.

The following table summarizes compensation paid to our principal executive officer (“PEO”) as set forth in our Summary Compensation Table, the adjusted values of compensation actually paid (“CAP”) to our PEO, average compensation paid to our named executive officers other than our PEO as set forth in our Summary Compensation Table, and the adjusted values of average CAP to our named executive officers other than our PEO, each as calculated in accordance with SEC rules, as well as certain Company performance measures, in each case for the two fiscal years ended December 31, 2025 and 2024:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 investment Based on Total Shareholder Return ($)	Net Loss ($)
2025	$356,120	$256,120	$102,684	$52,684	$6	$(6,450,991)
2024	$273,600	$273,600	$126,542	$126,542	$25	$(2,511,965)

In 2024 and through July 2025, Adam He served as our Chief Executive Officer and PEO. Xun Wu has served as our Chief Executive Officer and PEO since July 2025, and Yiran Gu, a named executive officer, or NEO, has served as our Chief Financial Officer since August 2025. Our other NEO was Megan Bozzuto, who served as Interim Chief Financial Officer until June 2025.

PEO Total Compensation Amount	$ 356,120	$ 273,600
PEO Actually Paid Compensation Amount	$ 256,120	273,600
Adjustment To PEO Compensation, Footnote

The table below provides the adjustments to the Summary Compensation Table (“SCT”) total compensation to arrive at the compensation actually paid to the PEO and the average for non-PEO named executive officers:

PEO
Adjustments to Determine Compensation “Actually Paid” for PEO	2025
Deduction for Amounts Reported under the “Stock Awards” and Option Awards Columns in the SCT	$(106,120)
Increase/deduction in Fair value of Awards Granted during the year that Remain Unvested as of Year end
Increase for Fair Value of Awards Granted during year that Vest during year	6,120
Increase/deduction for change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	-
Increase/deduction for change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during Year	-
Total Adjustments	$(100,000)

Non-PEO NEO Average Total Compensation Amount	$ 102,684	126,542
Non-PEO NEO Average Compensation Actually Paid Amount	$ 52,684	126,542
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO
Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2025
Deduction for Amounts Reported under the “Stock Awards” and Option Awards Columns in the SCT	$(100,000)
Increase/deduction in Fair value of Awards Granted during the year that Remain Unvested as of Year end	-
Increase for Fair Value of Awards Granted during year that Vest during year	-
Increase/deduction for change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	-
Increase/deduction for change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during Year	-
Total Adjustments	$(100,000)

Compensation Actually Paid vs. Total Shareholder Return

The following charts compare the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our named executive officers other than our CEO to our total shareholder return (TSR) and our net income for the periods indicated.

Relationship Between CAP and TSR

Compensation Actually Paid vs. Net Income	Relationship Between CAP and Net Income
Total Shareholder Return Amount	$ 6	25
Net Income (Loss)	(6,450,991)	$ (2,511,965)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,120)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,120
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0